Principal associates (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Summary of principal associates
At 31 December 2019 -

Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Australia
Boyne Smelters Limited(a)	Aluminium smelting	153,679,560	Ordinary	59.4	59.4
Brazil

Mineração Rio do Norte S.A.(b)	Bauxite mining	25,000,000,000	Ordinary	12.5	12
		47,000,000,000	Preferred	11.75

US
Halco (Mining) Inc.(c)		4,500	Common	45	45

This list includes only those associates that have a more significant impact on the profit or operating assets of the Group. Refer to note 47 for a list of related undertakings.
The Group’s principal associates are held by intermediate holding companies and not directly by Rio Tinto plc or Rio Tinto Limited.

(a)
The parties that collectively control Boyne Smelters Limited do so through decisions that are determined on an aggregate voting interest that can be achieved by several combinations of the parties. Although each combination requires Rio Tinto’s approval, this is not joint control as defined under IFRS 11. Rio Tinto is therefore determined to have significant influence over this company.

(b)
Although the Group holds only 12% of Mineração Rio do Norte S.A., it has representation on its board of directors and a consequent ability to participate in the financial and operating policy decisions. It is therefore determined that Rio Tinto has significant influence.

(c)	Halco (Mining) Inc. has a 51% indirect interest in Compagnie des Bauxites de Guinée, a bauxite mine, the core assets of which are located in Guinea.

Summary information for associates that are material to the Group
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the associate’s financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Boyne Smelters Limited(a) 2019 US$m	Boyne Smelters Limited(a) 2018 US$m
Revenue	—	—
Loss after tax	(7)	(12)
Other comprehensive loss(b)	(3)	(68)
Total comprehensive loss	(10)	(80)
Non-current assets	1,229	1,268
Current assets	96	93
Current liabilities	(114)	(113)
Non-current liabilities	(814)	(842)
Net assets	397	406

Reconciliation of financial information for principal associates by carrying value
Reconciliation of the above amount to the investment recognised in the Group balance sheet

Group interest	59.4%	59.4%
Net assets	397	406
Group's ownership interest	236	241
Loans to equity accounted units	113	129
Carrying value of Group's interest	349	370

(a)
Boyne Smelters Limited is a tolling operation; as such it is dependent on its participants for funding which is provided through cash calls. Rio Tinto has made certain prepayments to Boyne for toll processing of alumina. These are charged to Group operating costs as processing takes place.

(b)	Other comprehensive loss” is net of amounts recognised by subsidiaries in relation to quasi equity loans.

Summary information for joint ventures and associates that are not individually material to the group
Summary information for joint ventures and associates that are not individually material to the Group

	Joint Ventures 2019 US$m	Joint Ventures 2018 US$m	Associates 2019 US$m	Associates 2018 US$m
Carrying value of Group's interest	—	—	704	679

Profit after tax	—	—	3	9
Other comprehensive income	—	—	10	(23)
Total comprehensive income	—	—	13	(14)